Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Share-Based Payment Arrangements

28.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Equity-settled share-based payment-RSAs
The RSAs in each year are as follows:

	2021 RSAs	2022 RSAs	2023 RSAs	2024 RSAs

Resolution Date of TSMC’s shareholders in its meeting	July 26, 2021	June 8, 2022	June 6, 2023	June 4, 2024
Resolution Date of TSMC’s Board of Directors in its meeting	February 15, 2022	February 14, 2023	February 6, 2024	August 13, 2024
Issuance of stocks (in millions)	1.4	2.1	3.0	2.3
Available for issuance (in millions)	-	-	-	1.8
Eligible employees	Executive officers	Executive officers	Executive officers	Executive officers
Grant date/Issuance date	March 1, 2022	March 1, 2023	March 1, 2024	September 1, 2024
Vesting conditions of the aforementioned arrangement are as follow:

1)	The RSAs granted to eligible employees can only be vested if

●	the employee remains employed by the Company on the last date of each vesting period;

●	during the vesting period, the employee may not breach any agreement with the Company or violate the Company’s work rules; and

●	certain employee performance metrics and TSMC’s business performance metrics are met.

2)
The maximum percentage of granted RSAs that may be vested each year shall be as follows: one-year anniversary of the grant: 50%; two-year anniversary of the grant: 25%; and three-year anniversary of the grant: 25%; provided that the actual percentage and number of the RSAs to be vested in each year will be calculated based on the achievement of TSMC’s business performance metrics.

3)
For eligible executive officers of TSMC: The maximum number of RSAs that may be vested in each year will be set as 110%, among which 100% will be subject to a calculation based on TSMC’s relative Total Shareholder Return (“TSR”, including capital gains and dividends) achievement to determine the number of RSAs to be vested; this number will be further subject to a modifier to increase or decrease up to 10% based on the Compensation and People Development Committee’s evaluation of TSMC’s Environmental, Social, and Governance (“ESG”) achievements. The number of shares so calculated should be rounded down to the nearest integral.

TSMC’s TSR relative to the TSR of S&P 500 IT Index	Ratio of Shares to be Vested
Above the Index by X percentage points	50% + X * 2.5%, with the maximum of 100%
Equal to the Index	50%
Below the Index by X percentage points	50% - X * 2.5%, with the minimum of 0%

4)	Restrictions imposed on the employees’ rights in the RSAs before the vesting conditions are fulfilled:

●
During each vesting period, no employee granted RSAs, except for inheritance, may sell, pledge, transfer, give to another person, create any encumbrance on, or otherwise dispose of, any shares under the unvested RSAs.

●
Before the vesting conditions are fulfilled, the attendance, proposal rights, speech rights, voting rights and etc. shall be exercised by the engaged trustee/custodian on the employee’s behalf. Any other shareholder rights including but not limited to the entitlement to any distribution regarding dividends, bonuses and capital reserve, and the subscription right of the new shares issued for any capital increase, are the same as those of holders of common shares of TSMC.

5)	Details of granted RSAs in each year are as follows:

	2021 RSAs	2022 RSAs	2023 RSAs	2024 RSAs
	Number of Shares (In Millions)	Number of Shares (In Millions)	Number of Shares (In Millions)	Number of Shares (In Millions)

Balance, beginning of year	0.7	2.1	-	-
Issuance of stocks	-	-	3.0	2.3
Canceled shares	(0.3)	(1.1)	-	-

Balance, end of year	0.4	1.0	3.0	2.3

Weighted-average fair value of RSAs (NT$ in dollars)	$325.81	$277.71	$364.43	$662.42

The RSAs in each year are measured at fair value at grant date by using the binominal tree approach. Relevant information is as follows:

	2021 RSAs	2022 RSAs	2023 RSAs	2024 RSAs
	March 1, 2022	March 1, 2023	March 1, 2024	September 1, 2024

Stock price at measurement date (NT$ in dollars)	$604	$511	$689	$944
Expected price volatility	25.34%-28.28%	29.34%-32.11%	24.77%-26.12%	25.51%-29.87%
Expected life	1-3 years	1-3 years	1-3 years	1-3 years
Risk-free interest rate	0.57%	1.06%	1.16%	1.40%

Refer to Note 29 for the compensation costs of the RSAs recognized by TSMC.

b.	Cash-settled share-based payment arrangements
The cash-settled share-based payment arrangements in each year are as follows:

	2021 Plan	2022 Plan	2023 Plan

Resolution Date of TSMC’s Board of Directors in its meeting	February 15, 2022	February 14, 2023	February 6, 2024
Issuance of units (in millions) (Note)	0.2	0.4	0.6
Grant date	March 1, 2022	March 1, 2023	March 1, 2024

Note:	One unit of the right represents a right to the market value of one TSMC’s common share when vested.
The vesting conditions and the ratio of units to be vested for key management personnel of the plan are the same as the aforementioned RSAs.
The fair value of compensation costs for the cash-settled share-based payment was measured by using binominal tree approach and will be measured at each reporting period until settlement. Relevant information is as follows:

	Years Ended December 31
	2023		2024
	2021 Plan	2022 Plan	2021 Plan	2022 Plan	2023 Plan

Stock price at measurement date (NT$ in dollars)	$ 593	$ 593	$ 1,090	$ 1,090	$ 1,090
Expected price volatility	24.76%-29.05%	24.76%-29.05%	25.61%-30.78%	25.61%-30.78%	25.61%-30.78%
Residual life	1-2 years	1-3 years	1 years	1-2 years	1-3 years
Risk-free interest rate	1.14%	1.15%	1.37%	1.41%	1.45%
Refer to Note 29 for the compensation costs of the cash-settled share-based payment recognized by TSMC. As of December 31, 2023 and 2024, the liabilities under cash-settled share-based payment arrangement amounted to NT$62.7 million and NT$455.7 million, respectively.